Transactions with Directors and Other Key Management Personnel	12 Months Ended
Dec. 31, 2022
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Transactions with Directors and Other Key Management Personnel
37. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2022	2021	2020
Directors’ remuneration	£	£	£
Salaries and fees(1)	4,696,699	5,488,388	5,361,444
Performance-related payments(2)	3,701,569	3,431,294	933,703
Other fixed remuneration (allowances and non-cash benefits)	906,201	929,935	1,107,348
Expenses	27,715	17,097	6,772
Total remuneration	9,332,184	9,866,714	7,409,267
Compensation for loss of office(3)	172,856	356,054	—

	2022	2021	2020
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	22,627,595	20,553,672	16,663,726
Post-employment benefits	1,026,848	988,829	1,821,548
Compensation for loss of office(3)	1,713,256	356,054	263,097
Total compensation	25,367,699	21,898,555	18,748,371
(1)2021 and 2020 salaries and fees have been restated to reflect fees earned in respect of services rendered during the year. Fees of £7,463 have been reallocated from 2021 to 2020.
(2)2021 and 2020 Performance related payments have been restated to account for 36% of Directors and selected KMP awards being subject to long-term metrics. Performance against these metrics can decrease the award to 0% and may not increase the award value. Previously, the value of the Variable Pay Plan awards have been disclosed in full which has resulted in an overstatement post the application of performance conditions. The value of the 2021 and 2020 Variable Pay Plan awards subject to long-term performance conditions will be disclosed after the close of the performance period upon vesting. In addition to the remuneration in the table above, no grants of shares in Banco Santander SA were made to Directors and KMPs as part of buy-outs of deferred performance-related payments in connection with previous employment in 2022 (2021: one to a KMP with a value of £107,225, of which £25,413 vested in the year, 2020: one to a Director of £1,293,678 of which £242,605 vested in the year and one to a KMP of £924,133 of which £60,500 vested in the year). A payment of guaranteed variable remuneration of £660,648 was made to a Director in 2022 (2021: £nil, 2020: £nil) part of which was awarded in Banco Santander SA shares. The element of the guaranteed remuneration which vested in respect of 2022 has been disclosed above, 40%, and the remaining 60% will be disclosed upon vesting.
(3) Compensation for loss of office of £172,856 was paid in 2022 to two Directors (2021: £356,054 for two Directors, 2020: £nil). Compensation for loss of office was paid to three KMPs in 2022 totalling £1,540,400 (2021: £nil , 2020: one KMP: £263,097).
In 2022, the remuneration, excluding pension contributions, of the highest paid Director, was £3,510,441 (2021: £3,740,810, 2020: £2,093,149) of which £1,900,506 (2021: £1,864,320, 2020: £nil) was performance related. In 2022, the accrued defined benefit pension relating to the highest paid director was £nil (2021: £22,119, 2020: £21,309 per annum for a different individual).
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 30 for details of the schemes and the related costs and obligations. One director has a deferred pension benefit accruing under a defined benefit scheme. Ex gratia pensions paid to former Directors of Santander UK plc in 2022, which have been provided for previously, amounted to £379,945 (2021: £370,668; 2020: £366,248). Since the Company became part of the Banco Santander group, the Board has not awarded any new ex-gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2022		2021
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	6	360	12	3,640
Net movements	4	511	(6)	(3,280)
At 31 December	10	871	6	360

Deposit, bank and instant access accounts and investments
At 1 January	21	6,552	23	8,195
Net movements	2	(2,419)	(2)	(1,643)
At 31 December	23	4,133	21	6,552
In 2022 and 2021, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2022 and 2021, no Directors exercised share options over shares in Banco Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other Key Management Personnel and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other Key Management Personnel and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group. Deposits, bank and instant access accounts and investments are entered into by Directors, Other Key
Management Personnel and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2022, loans were made to six Directors (2021: four Directors), with a principal amount of £540,450 outstanding at 31 December 2022 (2021: £348,306). In 2022, loans were made to four Other Key Management Personnel (2021: two), with a principal amount of £330,972 outstanding at 31 December 2022 (2021: £11,678).
In 2022 and 2021, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other Key Management Personnel or their connected persons had a material interest. In addition, in 2022 and 2021, no Director had a material interest in any contract of significance with Santander UK other than a service contract or appointment letter, as appropriate.